GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue by Geographic Area

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2021	2020	2019

Americas	$922.8	$929.8	$912.7
Europe, Middle East and Africa	980.8	891.4	849.9
Asia Pacific	263.2	243.7	232.2

	$2,166.8	$2,064.9	$1,994.8

*)	Starting 2019, Middle East and Africa are part of the “Europe Middle East and Africa” region, while before it was part of “Asia Pacific, Middle East and Africa” region.

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2021	2020

Israel	$73.2	$76.8
U.S.	5.3	5.4
Rest of the world	4.9	5.9

	$83.4	$88.1

Total Revenues by Product Lines
b.	Summary information about product lines:
The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2021, 2020 and 2019 by product lines:

	Year ended December 31,
	2021	2020	2019

Product and licenses:
Network security Gateways	$480.5	$472.4	$455.9
Other*)	33.4	41.2	54.9

	513.9	513.6	510.8
Security subscriptions	755.2	671.1	610.3
Software updates and maintenance	897.7	880.2	873.7

Total revenues	$2,166.8	$2,064.9	$1,994.8

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2021	2020	2019

Financial income:
Interest income	$66.1	$78.2	$93.3

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	21.0	9.4	2.0
Realized (gain) on sale of marketable securities, net	(1.4)	(4.5)	(0.7)
Foreign currency re-measurement (gain) loss	(0.2)	4.5	8.9
Others	4.6	2.2	2.5

	24.0	11.6	12.7

	$42.1	$66.6	$80.6